Penn Series Funds, Inc.
Schedule of Investments — September 30, 2024 (Unaudited)
Large Cap Growth Fund
	Number of Shares	Value†
COMMON STOCKS — 97.1%
Apparel — 3.2%
LVMH Moet Hennessy Louis Vuitton S.E.	1,338	$1,026,081
NIKE, Inc., Class B	14,853	1,313,005
		2,339,086
Auto Parts & Equipment — 1.2%
Aptiv PLC*	12,104	871,609
Beverages — 1.7%
PepsiCo, Inc.	7,147	1,215,347
Chemicals — 1.3%
The Sherwin-Williams Co.	2,420	923,642
Commercial Services — 2.6%
Moody's Corp.	1,972	935,892
TransUnion	8,786	919,894
		1,855,786
Computers — 11.9%
Accenture PLC, Class A	7,179	2,537,633
Apple, Inc.	18,599	4,333,567
Gartner, Inc.*	1,674	848,316
TE Connectivity PLC	6,033	910,923
		8,630,439
Cosmetics & Personal Care — 1.6%
The Estee Lauder Cos., Inc., Class A	11,487	1,145,139
Diversified Financial Services — 7.3%
Brookfield Asset Management Ltd., Class A	13,768	650,912
Mastercard, Inc., Class A	1,817	897,234
The Charles Schwab Corp.	9,979	646,739
Visa, Inc., Class A	11,304	3,108,035
		5,302,920
Electric — 1.3%
CMS Energy Corp.	13,723	969,256
Electrical Components & Equipment — 2.7%
Eaton Corp. PLC	4,006	1,327,748
Schneider Electric S.E.	2,536	668,510
		1,996,258
Electronics — 4.2%
Amphenol Corp., Class A	19,226	1,252,766
Hubbell, Inc.	2,688	1,151,405
Mettler-Toledo International, Inc.*	423	634,373
		3,038,544
Environmental Control — 0.1%
Veralto Corp.	400	44,744
Food — 1.3%
McCormick & Co., Inc.	11,800	971,140
Healthcare Products — 8.1%
Agilent Technologies, Inc.	11,573	1,718,359
Boston Scientific Corp.*	11,059	926,744
	Number of Shares	Value†

Healthcare Products — (continued)
Danaher Corp.	2,611	$725,910
STERIS PLC	5,811	1,409,400
Stryker Corp.	826	298,401
Thermo Fisher Scientific, Inc.	1,370	847,441
		5,926,255
Healthcare Services — 1.3%
ICON PLC*	3,359	965,074
Household Products & Wares — 2.4%
Church & Dwight Co., Inc.	16,471	1,724,843
Insurance — 3.5%
Aon PLC, Class A	4,939	1,708,844
Marsh & McLennan Cos., Inc.	3,852	859,343
		2,568,187
Internet — 6.4%
Alphabet, Inc., Class A	21,650	3,590,652
Tencent Holdings Ltd.	19,800	1,100,977
		4,691,629
Lodging — 0.8%
Hilton Worldwide Holdings, Inc.	2,628	605,754
Machinery — Diversified — 1.2%
Otis Worldwide Corp.	8,309	863,638
Media — 1.0%
The Walt Disney Co.	7,679	738,643
Pharmaceuticals — 1.7%
Becton Dickinson & Co.	5,041	1,215,385
Retail — 3.1%
Ross Stores, Inc.	6,879	1,035,359
Starbucks Corp.	4,833	471,169
The TJX Cos., Inc.	6,082	714,878
		2,221,406
Semiconductors — 8.7%
Analog Devices, Inc.	3,016	694,193
NVIDIA Corp.	29,792	3,617,940
Taiwan Semiconductor Manufacturing Co., Ltd., ADR	8,861	1,538,890
Texas Instruments, Inc.	2,470	510,228
		6,361,251
Software — 17.4%
Electronic Arts, Inc.	3,461	496,446
Fiserv, Inc.*	6,696	1,202,936
Microsoft Corp.	20,823	8,960,137
Salesforce, Inc.	5,251	1,437,251
Veeva Systems, Inc., Class A*	2,701	566,859
		12,663,629

Penn Series Funds, Inc.
Schedule of Investments — September 30, 2024 (Unaudited)
Large Cap Growth Fund
	Number of Shares	Value†
COMMON STOCKS — (continued)
Transportation — 1.1%
Canadian Pacific Kansas City Ltd.	9,578	$819,302
TOTAL COMMON STOCKS (Cost $47,236,593)		70,668,906

REAL ESTATE INVESTMENT TRUSTS — 2.1%
Diversified — 2.1%
American Tower Corp. (Cost $1,393,819)	6,674	1,552,105

SHORT-TERM INVESTMENTS — 0.7%
BlackRock Liquidity FedFund - Institutional Shares (seven-day effective yield 4.833%) (Cost $505,575)	505,575	505,575
TOTAL INVESTMENTS — 99.9% (Cost $49,135,987)		$72,726,586
Other Assets & Liabilities — 0.1%		78,218
TOTAL NET ASSETS — 100.0%		$72,804,804

†	See Security Valuation Note in the most recent semi-annual or annual report.
*	Non-income producing security.
ADR— American Depositary Receipt.
PLC— Public Limited Company.
S.E.— Societas Europaea.
Country Weightings as of 9/30/2024††
United States	85%
Ireland	7
France	2
Taiwan	2
Canada	2
China	2
Total	100%
††	% of total investments as of September 30, 2024.
2